Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans and Acceptances) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 326,032	$ 320,341
Consumer installment and other personal	221,197	217,554
Credit card	39,421	38,660
Business and government	349,019	326,528
Total loans	935,669	903,083
Customers' liability under acceptances	4,183	17,569
Loans at FVOCI	206	421
Total loans and acceptances	940,058	921,073
Total allowance for loan losses	7,545	7,136
Total loans and acceptances, net of allowance	$ 932,513	$ 913,937